JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of the funds (the “Funds”) listed on Appendix A hereto File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses covering the Funds’ classes listed on Appendix A and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 238 (Amendment No. 239 under the Investment Company Act of 1940) filed electronically on October 26, 2012.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

J.P. Morgan U.S. Equity Funds	Share Classes
JPMorgan Disciplined Equity Fund	Class A and Select Class
JPMorgan Diversified Fund	Class A, Class B, Class C and Select Class
JPMorgan Dynamic Growth Fund	Class A, Class C, Select Class and Class R5
JPMorgan Dynamic Small Cap Growth Fund	Class A, Class B, Class C and Select Class
JPMorgan Equity Focus Fund	Class A, Class C and Select Class
JPMorgan Growth and Income Fund	Class A, Class B, Class C and Select Class
JPMorgan Intrepid America Fund	Class A, Class C and Select Class
JPMorgan Intrepid Growth Fund	Class A, Class C and Select Class
JPMorgan Intrepid Multi Cap Fund	Class A, Class C and Select Class
JPMorgan Intrepid Value Fund	Class A, Class C and Select Class
JPMorgan Mid Cap Core Fund	Class A, Class C and Select Class
JPMorgan Mid Cap Equity Fund	Class A, Class C and Select Class
JPMorgan Quantitative Large Cap Plus Fund	Class A, Class C, Select Class, Class R2, Class R5 and Class R6
JPMorgan Small Cap Core Fund	Select Class
JPMorgan Small Cap Equity Fund	Class A, Class B, Class C and Select Class
JPMorgan U.S. Dynamic Plus Fund	Class A, Class C and Select Class
JPMorgan U.S. Equity Fund	Class A, Class B, Class C and Select Class
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C and Select Class
JPMorgan U.S. Large Cap Core Plus Fund II	Class A, Class C, Select Class and Institutional Class
JPMorgan U.S. Research Equity Plus Fund	Class A, Class C and Select Class
JPMorgan U.S. Small Company Fund	Class A, Class C and Select Class
JPMorgan Value Advantage Fund	Class A, Class C and Select Class